RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF REVENUES FROM RELATED PARTY TRANSACTIONS

The related party transactions are summarized as follows:

	Three-Month Period Ended September 30,		Nine-Month Period Ended September 30,
	2022	2021	2022	2021
	US$	US$	US$	US$
Revenues resulting from related parties:
Sales to Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	$-	$-	$-	$10,451
Sales to Meishan Vtouch Electronics Technology Co., Ltd. (Meishan Wetouch)	-	-	-	87,103
Total Revenue	$-	$-	$-	$97,554

The related party transactions are summarized as follows:

	Years Ended December 31,
	2021	2020
	US$	US$
Revenues resulting from related parties:
Sales to Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	10,483	-
Sales to Meishan Wetouch Electronics Technology Co., Ltd. (“Meishan Wetouch”)	87,367	-
Total revenue	$97,850	$-

SCHEDULE OF RELATED PARTY TRANSACTIONS

Amounts due to related parties are as follows:

	Relationship	September 30, 2022	December 31, 2021	Note
Mr. Zongyi Lian	President and CEO of the Company	$1,614	$1,802	Payable to employee
Mr. Guangde Cai	Chairman of the Company	104,276	32,867	Payable to employee
Total		$105,890	$34,669

Amounts due from related parties are as follows:

Amounts due from related parties	Relationship	December 31, 2021	December 31, 2020	Note
Vision Touch Technology AG	100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch	$-	$76,619	Operating expense paid on behalf of the related party/Company

Amounts due to related parties are as follows:

	Relationship	December 31, 2021	December 31, 2020	Note
Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li	$-	$134,616	Operating expense paid on behalf of the Company
Meishan Vtouch Electronics Technology Co., Ltd.	95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch	-	68,402	Operating expense paid on behalf of the Company
Chengdu Vtouch Intelligence Science & Technology Co., Ltd.	100% owned by HK Vtouch Holding Group Co., Ltd.	-	-	Operating expenses paid on behalf of the Company
Mr. Zongyi Lian	President and CEO of the Company	1,802	-	Payable to employee
Mr. Guangde Cai	Chairman of the Company	32,867	326,042	Payable to employee
Total		$34,669	$529,060